Divestitures (Detail) $ in Thousands			9 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($) Restaurant	Oct. 31, 2012 USD ($)	Sep. 26, 2015 USD ($)	Sep. 27, 2014 USD ($)	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Count of Restaurants Sold | Restaurant	5
Gain on disposal			$ (6)	$ 95	$ 95	$ (4)	$ 20
Disposal Group, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value	$ 1,000	$ 150
Net assets	610	25
Allocated goodwill	442	125
Proceeds from sale of restaurants	1,100	170
Disposal Group, Not Discontinued Operations [Member] | Selling, General and Administrative Expenses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal	$ 100	$ 20